Note 5 - Leases: Schedule of Lease expense and other information (Tables)	6 Months Ended
Jun. 30, 2021
Tables/Schedules
Schedule of Lease expense and other information

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021

Operating lease expense	$1,871,636	$3,711,403
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,841,046	3,645,112
Weighted-average remaining lease term – operating leases (in years)	7.07
Weighted-average discount rate – operating leases	4.62%

Lease maturity schedule as of June 30, 2021:	Amount
Remainder of 2021	$3,686,282
2022	7,019,399
2023	6,139,863
2024	5,332,942
2025	4,973,758
2026 and beyond	14,440,142
Total	41,592,386
Less: Interest	(5,935,678)
Present Value of Lease Liability	$35,656,708